Long-term debt (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Long Term Debt Maturities [Line Items]
2012	135	[1]
2013	512
2014	537
2015	81
2016	826
2017 and thereafter	4,485
Total debt	6,576	[2]	6,071	[2]
Capital Leases [Member]
Long Term Debt Maturities [Line Items]
2012	53	[1]
2013	108
2014	209
2015	81
2016	269
2017 and thereafter	235
Total debt	955
Debt [Member]
Long Term Debt Maturities [Line Items]
2012	82	[1]
2013	404
2014	328
2015	0
2016	557
2017 and thereafter	4,250
Total debt	5,621

[1]	Current portion of long-term debt.
[2]	See Note 18 - Financial Instruments, for the fair value of debt.